UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2005
Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2005
COMMON STOCKS — 99.05%			% of	U.S. Dollar
Automobile — 1.48%			Net Assets	Value
399,030	shs.	China Motor Corp.	0.33	$ 339,094
101,000		Hotai Motor Co., Ltd.	0.25	264,792
169,528		Tong Yang Industry Co., Ltd.	0.20	203,324
316,960		TYC Brother Industrial Co., Ltd.	0.18	192,462
18,073		Yulon Motor Co., Ltd.	0.02	18,081
135,000		Yulon Nissan Motor Co., Ltd.	0.50	524,793
				1,542,546
Cement — 2.00%
1,511,297		Asia Cement Corporation	0.81	842,532
1,977,454		Taiwan Cement Corp.	1.19	1,248,404
				2,090,936
Chemicals — 0.49%
869,000		Eternal Chemical Co., Ltd.	0.49	510,645

Communications Equipment — 2.09%
976,522		D-Link Corp.	0.97	1,012,291
563,673		Zyxel Communications Corp.	1.12	1,172,036
				2,184,327
Computer Peripherals/ODM — 9.27%
2,955,337		BenQ Corp.	2.46	2,564,863
74,400		High Tech Computer Corp.	0.87	906,893
3,198,006		Lite-on Technology Corp.	3.42	3,570,526
1,175,000		Mitac International Corp.	1.71	1,784,568
575,976		Premier Image Technology Corp.	0.81	845,275
				9,672,125
Computer Systems & Hardware — 20.00%
775,162		Acer Inc.	1.48	1,541,705
114,578		Advantech Co., Ltd..	0.27	286,579
2,173,600		Asustek Computer Inc.	5.59	5,829,541
1,048,364		Compal Electronics Inc.	0.99	1,034,637
9,447		Giga-Byte Technology Co., Ltd.	0.01	8,839
2,346,602		Hon Hai Precision Industry Co., Ltd.	10.47	10,925,282
23,000		Inventec Corp.	0.01	11,159
748,380		Quanta Computer Inc.	1.18	1,226,834
				20,864,576
Electrical & Machinery — 1.46%
5,115,837		Walsin Lihwa Corp.	1.46	1,518,510

Electronic Components — 8.99%
221,363		Career Technology (MFG.) Co., Ltd.	0.26	265,493
148,725		Catcher Technology Co., Ltd.	1.03	1,077,864
439,368		Delta Electronics Inc.	0.72	750,717
589,600		Foxconn Technology Co., Ltd.	2.37	2,469,659
106,470		Largan Precision Co., Ltd.	0.91	952,902
101,909		Merry Electronics Co., Ltd.	0.24	248,750
259,616		Tripod Technology Corp.	0.52	544,510
1,239,000		Wintek Corp.	1.91	1,993,780
21,209		Wus Printed Circuit Co., Ltd.	0.01	7,254
3,141,000	*	Yageo Corp.	1.02	1,064,842
				9,375,771

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2005
Electronics — 0.04%
33,000	shs.	Synnex Technology International Corp.	0.04	$ 42,612

Flat-Panel Displays — 9.18%
5,008,260		AU Optronics Corp.	6.22	6,489,632
1,469,322		Chi Mei Optoelectronics Corp.	1.55	1,622,765
3,944,951		Chunghwa Picture Tubes, Ltd.	1.09	1,135,298
906,795		Quanta Display Inc.	0.32	329,277
				9,576,972
Food — 1.48%
3,829,000		Uni-President Enterprise Corp.	1.48	1,540,392

Glass, Paper & Pulp — 0.48%
421,476		Taiwan Glass Ind. Corporation	0.30	312,444
522,225		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.18	184,123
				496,567
Plastics — 9.94%
3,002,252		Formosa Chemicals & Fiber Corp.	4.34	4,532,623
1,916,198		Formosa Plastics Corp.	2.69	2,806,347
2,306,475		Nan Ya Plastics Corp.	2.66	2,776,708
543,420		Taiwan Styrene Monomer Corp.	0.25	257,099
				10,372,777
Retailing — 0.41%
227,512		President Chain Store Corp.	0.41	425,070

Rubber — 1.31%
1,669,608		Cheng Shin Rubber Ind. Co., Ltd.	1.31	1,360,964

Semiconductors — 16.79%
1,443,304		Advanced Semiconductor Engineering, Inc.	0.93	974,250
208,000		MediaTek Inc.	1.88	1,961,880
106,007		Novatek Microelectronics Corp.	0.44	463,199
845,000		Powerchip Semiconductor Corp.	0.45	471,078
714,959		Siliconware Precision Industries Co., Ltd.	0.69	721,756
179,069		Sunplus Technology Co., Ltd.	0.16	164,043
4,856,832		Taiwan Semiconductor Manufacturing Co., Ltd.	7.48	7,800,905
7,730,011		United Microelectronics Corp.	4.76	4,961,631
				17,518,742
Steel & Other Metals — 5.81%
6,085,323		China Steel Corp.	5.20	5,428,003
1,521,550		Yieh Phui Enterprise Co., Ltd.	0.61	630,454
				6,058,457
Textiles — 0.51%
873,996		Far Eastern Textile Ltd.	0.51	528,066

Transportation — 2.72%
813,947		China Airlines Ltd.	0.36	375,277
688,287		Eva Airways Corp.	0.26	272,747
1,284,380		Evergreen Marine Corp. (Taiwan) Ltd.	0.80	830,205
475,248		Wan Hai Lines Ltd.	0.33	348,010
1,604,227		Yang Ming Marine Transport Corp.	0.97	1,015,196
				2,841,435

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2005
Other — 4.60%
963,000	shs.	Giant Manufacturing Co., Ltd.	1.55	$ 1,619,292
602,000		Great China Metal Industry Co., Ltd.	0.24	248,532
84,000		Johnson Health Tech Co., Ltd.	0.30	308,819
372,000		Merida Industry Co., Ltd.	0.24	250,545
226,864		Nien Made Enterprise Co., Ltd.	0.24	251,923
2,573,193		Pou Chen Corp.	1.60	1,667,153
282,800		Taiwan Fu Hsing Industrial Co., Ltd.	0.30	312,333
262,533		Taiwan Hon Chuan Enterprise Co., Ltd.	0.13	138,448
				4,797,045

TOTAL COMMON STOCK (COST $104,081,068)				103,318,535

SHORT-TERM SECURITIES — 0.10%
Time Deposit — 0.10%
Citibank, 3.3100%, Due 10/03/05			0.10	110,097

TOTAL INVESTMENTS IN SECURITIES AT MARKET VALUE			99.15	103,428,632
(COST $104,191,165)

OTHER ASSETS (LESS LIABILITIES)			0.85	882,698

NET ASSETS			100.00	$ 104,311,330

At September 30, 2005, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At September 30, 2005, the unrealized depreciation of $762,533 for financial reporting purposes consisted of $10,818,940 of gross unrealized appreciation and $11,581,473 of gross unrealized depreciation.

* Non-income producing: This stock did not pay a cash dividend over the past year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: November 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: November 10, 2005